December 11, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone Flexible Income Fund

Supplement to the Prospectus, Summary Prospectus, and

Statement of Additional Information, each dated July 30, 2013

Notice of Sub-Advisor Name Change

Effective December 10, 2013, Fifth Third Asset Management, Inc. (“FTAM”), the sub-advisor to the Touchstone Flexible Income Fund (the “Fund”) changed its name to ClearArc Capital, Inc. (“ClearArc”).  Accordingly, all references to FTAM as sub-advisor to the Fund are deleted and replaced with ClearArc. No changes are being made to the Fund’s investment goals, strategies, fees, or portfolio management team.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54-TST-FFSAX-S3-1307